Financing receivables - Additional information (Detail) - Corporate Loan [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Impaired financing receivable with related allowance unpaid principal balance	¥ 16,417	¥ 62,289
Financing receivable, nonaccrual, no allowance	¥ 14,233